Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other receivables from advertisers		¥ 397,700	$ 62,408	¥ 726,945
Advances to suppliers		108,263	16,989	110,816
Prepaid expenses		29,592	4,644	42,464
Inventories	[1]	15,415	2,419	24,062
Receivable from third-party payment platform		16,785	2,634	14,848
Convertible loans	[2]	8,240	1,293	83,357
Others		104,324	16,371	113,560
Impairment of prepayments and inventory		(98,005)	(15,379)	(108,739)
Allowance for credit losses		(102,985)	(16,162)	(171,619)
Total		¥ 479,329	$ 75,217	¥ 835,694

[1]	Inventory consists of finished goods, as of December 31, 2020 and 2021, inventories net of impairment reserve were RMB1,465 and RMB265 (US$42). Reserve for inventory for the years ended December 31, 2019, 2020 and 2021 were RMB2,800, RMB23,694 and RMB7,618 (US$1,195), respectively.
[2]	As of December 31, 2020 and 2021, convertible loans were fully impaired.